UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock
Bond Fund

Annual Report
5.31.08

Discussion of Fund performance

MFC Global Investment Management (U.S.), LLC

U.S. bonds advanced for the 12 months ended May 31, 2008. A meltdown in the sub-prime mortgage industry and a credit crunch led to a slowdown in the U.S. economy, causing investors to seek out the relative safety of the bond market. Treasury bonds led the bond market’s advance, while corporate bonds lagged. For the year ended May 31, 2008, John Hancock Bond Fund’s Class A, Class B, Class C, Class I and Class R1 shares posted total returns of 2.57%, 1.86%, 1.86%, 3.01% and 2.30%, respectively, at net asset value. The Fund trailed the 6.90% return of the Lehman Brothers Government/Credit Bond Index and the 3.44% average return of the Morningstar intermediate-term bond category.

“U.S. bonds advanced for the

12 months ended May 31, 2008.”

Portfolio review

Sectors weightings were the main reason the portfolio underperformed its benchmark index and Morningstar peer group average. An underweight position in Treasury bonds and an overweight position in corporate bonds, which had served us well in recent years, worked against us during the reporting period. Within the corporate sector, financial holdings were the weakest performers, led by Midwestern regional bank Huntington Capital. On the positive side, our preferred holdings in beverage maker Ocean Spray Cranberries, Inc. and movie theater chain Cinemark, Inc. performed well. The portfolio’s mortgage-backed securities turned in a mixed performance. Our position in interest-only securities performed well during the period as mortgage prepayments slowed. However, the portfolio’s high-quality commercial mortgage-backed securities (CMBS), which were the easiest securities for investors to sell when liquidity dried up, detracted from results. More recently, we initiated a position in municipal bonds, which contributed favorably to results over the last few months of the period. In addition, we have been adding to our holdings of high-yield corporate bonds and high-quality mortgage-backed securities, where historically wide yield spreads created some attractive investment opportunities.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

6	Bond Fund | Annual report

A look at performance

For the period ended May 31, 2008

		Average annual returns				Cumulative total returns				SEC
		with maximum sales charge (POP)				with maximum sales charge (POP)				30-day
										yield as
	Inception				Since				Since	of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	5-31-08

A	11-9-73	–2.08%	2.33%	4.56%	—	–2.08%	12.18%	56.26%	—	6.30%

B	11-23-93	–2.99	2.22	4.47	—	–2.99	11.62	54.83	—	5.89

C	10-1-98	0.89	2.56	—	4.01%	0.89	13.44	—	46.22%	5.88

I1	9-4-01	3.01	3.72	—	5.05	3.01	20.05	—	39.32	7.03

R1[1]	8-5-03	2.30	—	—	3.88	2.30	—	—	20.13	6.19

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R1 shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A —1.05%, Class B — 1.75%, Class C — 1.75%, Class I — 0.62%, Class R1 — 1.72%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

Annual report | Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Government/Credit Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	5-31-98	$15,483	$15,483	$17,543

C2	10-1-98	14,622	14,622	16,444

I3	9-4-01	13,932	13,932	14,174

R1[3]	8-5-03	12,013	12,013	12,435

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R1 shares, respectively, as of May 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Government/Credit Bond Index is an unmanaged index that measures the performance of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Fund’s Class I and Class R1 share prospectuses.

8	Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008.

	Account value	Ending value	Expenses paid during
	on 12-1-07	5-31-08	period 5-31-08[1]

Class A	$1,000.00	$994.60	$5.29

Class B	1,000.00	991.10	8.76

Class C	1,000.00	991.10	8.76

Class I	1,000.00	996.70	3.09

Class R1	1,000.00	995.90	5.24

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2007, with the same investment held until May 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 12-1-07	5-31-08	period 5-31-08[1]

Class A	$1,000.00	$1,019.70	$5.35

Class B	1,000.00	1,016.20	8.87

Class C	1,000.00	1,016.20	8.87

Class I	1,000.00	1,021.90	3.13

Class R1	1,000.00	1,019.75	5.30

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.06%, 1.76%, 1.76%, 0.62% and 1.05% for Class A, Class B, Class C, Class I and Class R1, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/366 (to reflect the one-half year period).

10	Bond Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Federal National Mortgage Assn., 6.000%, 01-01-38	3.6%

Federal National Mortgage Assn., 5.000%, 03-01-38	3.2%

Federal National Mortgage Assn., 5.500%, 05-01-35	2.7%

Federal National Mortgage Assn., 5.000%, 06-01-18	2.5%

Federal National Mortgage Assn., 5.500%, 06-01-37	2.1%

Federal National Mortgage Assn., 5.500%, 09-01-37	2.0%

Federal National Mortgage Assn., 6.000%, 08-01-37	1.9%

Federal National Mortgage Assn., 5.500%, 02-01-37	1.8%

United States Treasury, 4.250%, 11-15-13	1.6%

Federal Home Loan Mortgage Corp., 4.500%, 01-15-15	1.4%

Sector distribution[1]

Government — U.S. agency	35%	Telecommunication services	2%

Mortgage bonds	23%	Materials	2%

Financials	14%	Energy	2%

Consumer discretionary	6%	Health care	1%

Industrials	4%	Consumer staples	1%

Utilities	3%	Information technology	1%

Government — U.S.	3%	Other	3%

Quality distribution[1]

AAA	56%	BB	6%

AA	4%	B	7%

A	9%	CCC	2%

BBB	13%	Short-term investments & other	3%

1 As a percentage of net assets on May 31, 2008.

Annual report | Bond Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 5-31-08

This schedule is divided into seven main categories: bonds, options purchased, preferred stocks, tax-exempt long-term bonds, tranche loans, U.S. government and agency securities and short-term investments. Bonds, options purchased, preferred stocks, tax-exempt long-term bonds, tranche loans and U.S. government and agency securities are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 58.49%					$536,574,564

(Cost $570,182,471)

Advertising 0.14%					1,262,950

R.H. Donnelley Corp.,
Sr Note (S)	8.875%	10-15-17	B–	$1,885	1,262,950

Agricultural Products 0.27%					2,435,477

Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04-15-14	BBB–	2,100	1,920,477

Chaoda Modern Agriculture
Holdings Ltd.,
Gtd Sr Note (L)(S)	7.750	02-08-10	BB	515	515,000

Airlines 1.06%					9,849,747

American Airlines, Inc.,
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	CCC+	516	448,810

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A (L)	6.545	02-02-19	A–	914	885,084
Pass Thru Ctf Ser 2000-2 Class B	8.307	04-02-18	BB–	1,238	1,120,141
Pass Thru Ctf Ser 2001-1 Class C	7.033	06-15-11	B+	629	575,680

Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821	08-10-22	A–	2,904	2,613,532
Sr Pass Thru Ctf Ser 2002-1	6.417	07-02-12	AA	2,880	2,754,000

Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1	7.027	11-01-19	A–	1,660	1,452,500

Aluminum 0.20%					1,816,650

CII Carbon LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,835	1,816,650

Asset Management & Custody Banks 0.40%					3,653,161

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	4,005	3,653,161

Auto Parts & Equipment 0.39%					3,588,312

Allison Transmission, Inc.,
Gtd Sr Note (L)(S)	11.000	11-01-15	B–	1,885	1,776,612

Tenneco, Inc.,
Gtd Sr Sub Note (L)	8.625	11-15-14	B	1,830	1,811,700

See notes to financial statements

12	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Automobile Manufacturers 0.16%					$1,428,800

General Motors Corp.,
Sr Note (L)	7.125%	07-15-13	B	$1,880	1,428,800

Broadcasting & Cable TV 0.75%					6,914,966

CCH II LLC/CCH II Capital Corp.,
Gtd Sr Note	10.250	09-15-10	CCC	1,560	1,552,200

Comcast Cable Communications
Holdings, Inc.,
Sr Note	8.375	03-15-13	BBB+	1,470	1,621,165

Comcast Cable Holdings LLC,
Gtd Sr Note	9.800	02-01-12	BBB+	1,720	1,884,226

XM Satellite Radio, Inc.,
Gtd Sr Note (L)	9.750	05-01-14	CCC	1,905	1,857,375

Casinos & Gaming 1.90%					17,402,814

Fontainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	1,825	1,327,687

Greektown Holdings LLC,
Sr Note (H)(S)	10.750	12-01-13	D	1,170	807,300

Indianapolis Downs LLC,
Sr Sec Note (S)	11.000	11-01-12	B	1,135	1,044,200

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note (L)	7.000	03-01-14	B–	1,720	1,311,500

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B	1,970	1,546,450

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	B	1,895	1,771,825

Mohegan Tribal Gaming Authority,
Sr Sub Note (L)	7.125	08-15-14	B	1,050	916,125

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	BB–	1,525	1,536,438
Gtd Sr Sub Note Ser B	9.000	06-01-12	B–	1,090	936,038

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B	764	827,030

Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB	2,260	2,184,132

Turning Stone Resort & Casino
Enterprise,
Sr Note (S)	9.125	09-15-14	B+	1,985	1,960,188

Waterford Gaming LLC,
Sr Note (S)	8.625	09-15-14	BB–	1,277	1,233,901

Commodity Chemicals 0.17%					1,555,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B–	1,555	1,555,000

Computer Hardware 0.28%					2,534,062

Computer Sciences Corp.,
Sr Note (S)	6.500	03-15-18	A–	2,520	2,534,062

See notes to financial statements

Annual report | Bond Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Consumer Finance 0.61%					$5,580,739

CIT Group, Inc.,
Sr Note	5.650%	02-13-17	A–	$660	530,868
Sr Note	5.000	02-13-14	A–	445	362,380
Sr Note	5.125	09-30-14	A–	575	464,287

Ford Motor Credit Co., LLC,
Sr Note	9.875	08-10-11	B	1,135	1,073,962
Sr Note	9.750	09-15-10	B	3,237	3,149,242

Data Processing & Outsourced Services 0.19%					1,707,525

Fiserv, Inc.,
Gtd Sr Note	6.800	11-20-17	BBB	1,690	1,707,525

Diversified Banks 1.88%					17,284,958

Banco Mercantil del Norte SA,
Sub Note (P)(S)	6.862	10-13-21	Baa1	2,500	2,254,393

Chuo Mitsui Trust & Banking
Co., Ltd.,
Perpetual Jr Sub Note (5.506% to
4-15-15 then variable) (S)	5.506	12-15-49	A2	2,530	2,220,270

HBOS Plc,
Perpetual Jr Sub Bond (6.413% to
10-1-35 then variable) (S)	6.413	09-29-49	A	2,410	1,859,035

Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (S)	6.267	11-14-46	A	1,085	895,518

Royal Bank of Scotland Group Plc,
Jr Sub Bond Ser U (7.640% to
9-29-17 then variable)	7.640	03-31-49	A	1,400	1,315,271
Perpetual Jr Sub Bond (7.648% to
9-30-31 then variable)	7.648	08-29-49	A	3,210	3,108,204

Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	2,335	2,033,411

Standard Chartered Plc,
Bond (7.014% to 7-30-37 then
variable) (S)	7.014	07-30-49	BBB+	1,700	1,547,517

Suntrust Bank,
Sub Note (L)	7.250	03-15-18	A+	1,995	2,051,339

Diversified Chemicals 0.33%					3,037,576

Ecolab, Inc.,
Sr Note	4.875	02-15-15	A	1,905	1,844,076

Mosiac Co. (The),
Sr Note (S)	7.625	12-01-16	BBB–	1,100	1,193,500

Diversified Financial Services 1.87%					17,119,173

ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10-15-17	BBB	1,730	1,545,483

General Electric Capital Corp.,
Sr Note	5.625	05-01-18	AAA	1,810	1,787,980

Huntington Capital III,
Gtd Jr Sub Bond (6.650% to
5-15-17 then variable)	6.650	05-15-37	BBB–	2,165	1,467,550

See notes to financial statements

14	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Diversified Financial Services (continued)

Independencia International Ltd.,
Gtd Sr Bond (S)	9.875%	01-31-17	B	$1,415	$1,418,537

Nelnet, Inc.,
Note (7.400% to 9-1-11 then
variable)	7.400	09-29-36	BB+	2,595	1,678,436

NiSource Finance Corp.,
Gtd Bond	6.800	01-15-19	BBB–	1,635	1,604,784

QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17
then variable) (S)	6.797	06-01-49	BBB	2,485	2,152,457

SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then
variable) (S)	6.078	01-25-49	BBB+	2,215	1,930,217

Sovereign Capital Trust VI,
Gtd Note	7.908	06-13-36	BB+	1,840	1,446,807

TECO Finance, Inc.,
Gtd Sr Note	6.572	11-01-17	Baa3	839	825,967
Sr Note	7.000	05-01-12	Baa3	1,211	1,260,955

Diversified Metals & Mining 0.28%					2,584,596

Freeport-McMoRan Copper &
Gold, Inc.,
Sr Note	8.375	04-01-17	BBB–	485	521,375

New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	CCC+	1,180	1,128,221

Vedanta Resources Plc,
Sr Note (S)	6.625	02-22-10	BB	935	935,000

Diversified REITs 0.36%					3,269,800

HRPT Properties Trust,
Sr Note	6.650	01-15-18	BBB	1,070	1,005,123

ProLogis,
Sr Sec Note	6.625	05-15-18	BBB+	2,285	2,264,677

Drug Retail 0.58%					5,280,284

CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12
then variable)	6.302	06-01-37	BBB–	3,635	3,162,450
Sr Note	5.750	06-01-17	BBB+	2,140	2,117,834

Electric Utilities 2.75%					25,217,387

Abu Dhabi National Energy Co.,
Bond (S)	6.500	10-27-36	AA–	3,035	2,770,069

AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01-02-17	BB+	3,408	3,612,163

Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB–	3,467	3,766,722

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB–	2,297	2,497,226

Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12-15-10	BB+	976	999,214

See notes to financial statements

Annual report | Bond Fund	15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Electric Utilities (continued)

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625%	11-14-11	BB	$1,835	$1,977,213

Israel Electric Corp., Ltd.,
Note (S)	7.250	01-15-19	BBB+	1,120	1,128,355

Nevada Power Co.,
Mtg Note Ser L	5.875	01-15-15	BBB	1,755	1,743,317

PNPP II Funding Corp.,
Deb	9.120	05-30-16	BBB–	193	212,723

Texas Competitive Electric
Holdings Co., LLC,
Gtd Sr Note Ser A (S)	10.250	11-01-15	CCC	2,265	2,313,131

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	4,316	4,197,254

Environmental & Facilities Services 0.06%					565,250

Blaze Recycling & Metals, Inc.,
Gtd Sr Sec Note (G)(S)	10.875	07-15-12	B	595	565,250

Foreign Banks 0.52%					4,796,643

ICICI Bank Ltd.,
Note (S)	6.625	10-03-12	BBB–	2,370	2,376,060

Natixis,
Sub Bond (10.000% to 4-30-18 then
variable) (S)	10.000	04-30-49	A+	1,575	1,564,448

Standard Chartered Bank,
Sub Note (S)	6.400	09-26-17	A	865	856,135

Gas Utilities 0.20%					1,793,718

Southern Union Co.,
Jr Sub Note (7.200% to 11-1-11
then variable)	7.200	11-01-66	BB	2,165	1,793,718

Health Care Distributors 0.16%					1,474,942

Covidien International
Finance SA,
Gtd Sr Note (S)	6.000	10-15-17	A–	1,455	1,474,942

Health Care Equipment 0.08%					708,293

DASA Finance Corp.,
Gtd Sr Note (S)	8.750	05-29-18	BB–	720	708,293

Health Care Facilities 0.29%					2,640,000

Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07-15-15	B	2,560	2,640,000

Health Care Services 0.13%					1,220,324

UnitedHealth Group, Inc.,
Sr Note	5.500	11-15-12	A–	1,240	1,220,324

Hotels, Resorts & Cruise Lines 0.19%					1,774,988

Starwood Hotels & Resorts
Worldwide, Inc.,
Sr Note	6.250	02-15-13	BBB–	1,815	1,774,988

See notes to financial statements

16	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Household Products 0.15%					$1,387,625

Yankee Candle Co., Inc.,
Gtd Sr Sub Note	8.500%	02-15-15	B–	$1,700	1,387,625

Industrial Conglomerates 0.30%					2,767,462

Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10-17-17	BB–	1,775	1,783,875

Tyco Electronics Group SA,
Gtd Sr Note	6.550	10-01-17	BBB	970	983,587

Insurance Brokers 0.62%					5,718,547

Merna Reinsurance Ltd.,
Sec Sub Note Ser B (P)	4.446	07-07-10	A2	2,020	1,917,182

Progressive Corp. (The),
Jr Sub Deb (6.700% to 6-15-17
then variable)	6.700	06-15-37	A–	1,225	1,081,741

Prudential Financial, Inc.,
Sr Note Ser D	5.150	01-15-13	A+	2,765	2,719,624

Integrated Telecommunication Services 1.48%					13,576,994

AT&T, Inc.,
Sr Note	6.400	05-15-38	A	1,840	1,788,158

Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B–	1,950	1,940,250

Nextel Communications, Inc.,
Sr Gtd Note Ser E (L)	6.875	10-31-13	BB	2,365	1,915,650

Qwest Corp.,
Sr Note	7.875	09-01-11	BBB–	1,620	1,648,350

Telecom Italia Capital,
Gtd Sr Note (M)	7.721	06-04-38	BBB	2,860	2,878,035

Verizon Communications, Inc.,
Bond	6.900	04-15-38	A	1,545	1,605,576

West Corp.,
Gtd Sr Sub Note (L)	11.000	10-15-16	B–	2,035	1,800,975

Investment Banking & Brokerage 2.56%					23,512,979

American General Finance Corp.,
Note Ser J	6.900	12-15-17	A+	1,735	1,645,783

Bear Stearns Cos., Inc.,
Sr Note	7.250	02-01-18	AA–	1,950	2,074,443

BNP Paribas,
Jr Sub Note (7.195% to 6-25-37
then variable) (S)	7.195	06-29-49	AA–	1,065	980,210

Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18
then variable)	8.400	04-29-49	A	2,855	2,830,133

Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10-01-37	A+	1,830	1,717,076

Jefferies Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	1,115	876,856

See notes to financial statements

Annual report | Bond Fund	17

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Investment Banking & Brokerage (continued)

JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to
4-30-18 then variable)	7.900%	04-29-49	A	$2,470	$2,459,058

Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05-14-38	A	1,770	1,670,344
Sr Note Ser	6.875	04-25-18	A	3,375	3,308,502

Mizuho Financial Group Ltd.,
Gtd Sub Bond	8.375	12-29-49	Aa3	2,750	2,771,285

Morgan Stanley,
Sr Note Ser F	6.625	04-01-18	A+	3,230	3,179,289

Leisure Facilities 0.13%					1,208,175

AMC Entertainment, Inc.,
Sr Sub Note	8.000	03-01-14	CCC+	1,335	1,208,175

Life & Health Insurance 0.24%					2,229,783

Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17
then variable)	6.050	04-20-67	A–	915	779,811

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-15-17
then variable) (S)	8.300	10-15-37	BB	1,660	1,449,972

Marine 0.50%					4,562,850

CMA CGM SA,
Sr Note (S)	7.250	02-01-13	BB+	2,690	2,528,600

Navios Maritime Holdings, Inc.,
Sr Note	9.500	12-15-14	B+	1,975	2,034,250

Metal & Glass Containers 0.26%					2,392,813

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	2,375	2,392,813

Movies & Entertainment 0.28%					2,572,551

Cinemark, Inc.,
Sr Disc Note	9.750	03-15-14	CCC+	920	874,000

Rogers Cable, Inc.,
Gtd Sr Sec Note	6.750	03-15-15	BBB–	1,640	1,698,551

Multi-Line Insurance 1.09%					10,029,673

American International
Group, Inc.,
Jr Sub Bond (8.175% to 5-15-38
then variable) (S)	8.175	05-15-58	A	1,525	1,462,963

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable) (S)	6.379	12-14-49	BBB+	1,170	975,394

Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16
then variable)	6.150	11-15-66	BBB+	1,640	1,325,863

See notes to financial statements

18	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Multi-Line Insurance (continued)

Horace Mann Educators Corp.,
Sr Note	6.850%	04-15-16	BBB	$1,425	$1,476,391

Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	3,070	2,698,748
Gtd Jr Sub Bond (S)	7.800	03-15-37	BB+	2,635	2,090,314

Multi-Media 0.48%					4,363,645

News America Holdings, Inc.,
Gtd Sr Deb	8.250	08-10-18	BBB+	2,165	2,461,005

Time Warner Entertainment Co., LP,
Sr Deb	8.375	03-15-23	BBB+	1,740	1,902,640

Multi-Utilities 0.55%					5,069,268

Dynegy-Roseton Danskamme,
Gtd Pass Thru Ctf Ser B	7.670	11-08-16	B	2,090	2,100,450

Salton Sea Funding Corp.,
Gtd Sr Sec Note Ser E	8.300	05-30-11	BBB–	933	1,001,516
Sr Sec Bond Ser F	7.475	11-30-18	BBB–	1,845	1,967,302

Office Services & Supplies 0.25%					2,260,746

Xerox Corp.,
Sr Note (L)	6.750	02-01-17	BBB	2,204	2,260,746

Oil & Gas Drilling 0.42%					3,891,741

Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03-01-17	B	1,270	1,190,625

Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08-01-13	BBB–	1,162	1,169,394

Western Oil Sands, Inc.,
Gtd Sr Sec Note	8.375	05-01-12	BBB+	1,400	1,531,722

Oil & Gas Exploration & Production 0.30%					2,782,649

McMoRan Exploration Co.,
Gtd Sr Note	11.875	11-15-14	CCC+	1,230	1,303,800

Petro-Canada,
Sr Note	6.050	05-15-18	BBB	1,505	1,478,849

Oil & Gas Refining & Marketing 0.20%					1,858,203

Enterprise Products Operating LP,
Gtd Jr Sub Note (P)	7.034	01-15-68	BB	2,130	1,858,203

Oil & Gas Storage & Transportation 1.12%					10,268,967

Buckeye Partners LP,
Sr Note	5.125	07-01-17	BBB	1,260	1,144,972

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B+	1,835	1,915,281

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	2,150	2,202,454

Plains All American Pipeline LP,
Sr Note (S)	6.500	05-01-18	BBB–	1,290	1,285,204

See notes to financial statements

Annual report | Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Oil & Gas Storage & Transportation (continued)

Spectra Energy Capital LLC,
Gtd Sr Note (L)	6.200%	04-15-18	BBB	$1,440	$1,413,598

TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06-01-67	BB	2,640	2,307,458

Packaged Foods & Meats 0.60%					5,472,373

ASG Consolidated LLC/ASG
Finance, Inc.,
Sr Disc Note, Step Coupon (Zero
to 11-1-08, then 11.500%) (O)	Zero	11-01-11	B+	2,200	2,035,000

General Foods Corp.,
Deb	7.000	06-15-11	A–	1,145	1,146,123

Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02-01-17	B	2,350	2,291,250

Paper Packaging 0.05%					447,700

U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	605	447,700

Paper Products 0.76%					7,002,459

International Paper Co.,
Sr Note (M)	7.950	06-15-18	BBB	1,885	1,891,528

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB–	1,740	1,523,231

Smurfit-Stone Container
Enterprises, Inc.,
Sr Note	8.000	03-15-17	B–	1,920	1,656,000

Verso Paper Holdings LLC,
Gtd Sr Note Ser B (L)	9.125	08-01-14	B+	1,880	1,931,700

Property & Casualty Insurance 0.36%					3,271,260

Chubb Corp.,
Sr Note	5.750	05-15-18	A	965	946,822

Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB	2,330	2,324,438

Publishing 0.19%					1,719,575

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	BB–	2,405	1,719,575

Real Estate Management & Development 0.92%					8,445,575

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	1,835	1,617,964

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	1,715	1,768,559

Nationwide Health
Properties, Inc.,
Note	6.500	07-15-11	BBB–	1,745	1,765,265

Shimao Property Holding Ltd.,
Gtd Sr Note (S)	8.000	12-01-16	BB+	1,080	853,200

Simon Property Group LP,
Sr Note	5.625	08-15-14	A–	2,520	2,440,587

See notes to financial statements

20	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Semiconductor Equipment 0.19%					$1,735,550

Freescale Semiconductor, Inc.,
Gtd Sr Sub Note (L)	10.125%	12-15-16	B–	$2,060	1,735,550

Specialized Consumer Services 0.14%					1,313,860

FireKeepers Development
Authority,
Sr Sec Note (S)	13.875	05-01-15	B	860	862,150

Independencia International Ltd.,
Gtd Sr Note (P)(S)	9.875	05-15-15	B	450	451,710

Specialized Finance 1.79%					16,377,782

American Express Co.,
Sr Note	7.000	03-19-18	A+	1,995	2,088,504

Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05-01-21	BB	3,590	3,607,950

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	4.476	02-15-12	Baa2	2,491	2,400,575

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	1,060	975,200

ESI Tractebel Acquistion Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	3,116	3,183,393

HRP Myrtle Beach Operations LLC,
Sr Sec Note (P)(S)	7.382	04-01-12	B+	1,075	946,000

GrafTech Finance, Inc.,
Gtd Sr Note	10.250	02-15-12	BB–	879	914,160

USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12
then variable) (S)	6.091	12-22-49	A+	2,900	2,262,000

Specialty Chemicals 0.58%					5,322,925

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	2,160	2,127,600

Momentive Performance,
Gtd Sr Note	9.750	12-01-14	B	1,910	1,771,525

Nova Chemicals Ltd.,
Note	7.875	09-15-25	B+	1,695	1,423,800

Steel 0.35%					3,189,021

Nucor Corp.,
Note	5.850	06-01-18	A+	1,225	1,226,833

WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	2,415	1,962,188

Systems Software 0.20%					1,843,798

Oracle Corp.,
Sr Note	5.750	04-15-18	A	1,855	1,843,798

Thrifts & Mortgage Finance 23.63%					216,837,399

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class A1A (P)	3.085	12-25-46	AAA	2,578	2,018,183

See notes to financial statements

Annual report | Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO (P)	3.400%	12-25-46	BBB	$51,556	$2,336,135
Mtg Pass Thru Ctf Ser 2007-5
Class XP IO (P)	3.981	06-25-47	AAA	37,309	2,401,760

American Home Mortgage
Investment Trust,
Mtg Pass Thru Ser 2007-1
Class GIOP IO (P)	2.221	05-25-47	AAA	30,094	1,702,189

American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	3,175	2,821,781

Banc of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.353	09-10-47	AAA	2,965	2,906,425
Mtg Pass Thru Ctf Ser 2006-2
Class A3 (P)	5.902	05-10-45	AAA	5,400	5,417,809
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	5,260	5,311,241

Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.877	03-20-36	AAA	3,603	3,346,666
Mtg Pass Thru Ctf Ser 2006-D
Class 6B1 (P)	5.945	05-20-36	A	2,115	748,982
Mtg Pass Thru Ctf Ser 2007-E
Class 4A1 (P)	5.936	07-20-47	AAA	2,148	2,096,940

Bank of America Commercial
Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2006-4
Class A3A	5.600	07-10-46	AAA	4,245	4,224,411

Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3
Class B2 (P)	5.591	04-25-35	AA+	1,168	647,467

Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2002-T0P8
Class A2	4.830	08-15-38	AAA	4,260	4,243,827
Mtg Pass Thru Ctf Ser 2003-T10
Class A2	4.740	03-13-40	AAA	4,690	4,592,630
Mtg Pass Thru Ctf Ser 2006-PW14
Class D (S)	5.412	12-01-38	A	2,480	1,786,532

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	3,047	2,953,884

Citigroup Commercial
Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A3 (P)	5.915	03-15-49	Aaa	3,350	3,364,966

See notes to financial statements

22	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Citigroup Mortgage Loan
Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.833%	12-25-35	AAA	$2,750	$2,301,965
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	1,724	1,662,300

Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-CD1
Class C (P)	5.400	07-15-44	AA	1,030	912,109

Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (P)	5.899	06-10-46	AAA	3,200	3,216,852

ContiMortgage Home Equity
Loan Trust,
Pass Thru Ctf Ser 1995-2
Class A-5	8.100	08-15-25	BB	313	258,390

Countrywide Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	3.671	11-20-35	AAA	39,962	1,423,637
Mtg Pass Thru Ctf Ser 2006-0A3
Class X IO (P)	2.228	05-25-36	AAA	17,037	702,785
Mtg Pass Thru Ctf Ser 2006-0A8
Class X IO (P)	1.929	07-25-46	AAA	38,274	1,332,592
Mtg Pass Thru Ctf Ser 2006-0A10
Class XPP IO (P)	1.916	08-25-46	AAA	20,125	748,390
Mtg Pass Thru Ctf Ser 2006-11CB
Class 3A1	6.500	05-25-36	Aaa	3,746	3,113,611
Mtg Pass Thru Ctf Ser 2007-0A8
Class X IO	2.000	06-25-47	AAA	25,184	973,221

Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	2,900	2,613,625
Mtg Pass Thru Ctf Ser 2006-1A
Class F (S)	6.650	11-15-36	Ba1	5,065	4,449,440

CS First Boston Mortgage
Securities Corp.,
Mtg Pass Thru Ctf Ser 2003-CPN1
Class A2	4.597	03-15-35	AAA	6,665	6,441,403

DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AA	4,605	4,140,217
Mtg Pass Thru Ctf Ser 2006-1
Class M1 (S)	8.285	06-20-31	BB	1,065	927,945

Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class M1 (S)	7.629	04-25-37	BB	3,215	2,491,625

DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5
Class X2 IO (P)	2.821	08-19-45	AAA	39,477	1,270,669

See notes to financial statements

Annual report | Bond Fund	23

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

First Horizon Alternative
Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5
Class B1 (P)	5.213%	12-25-34	AA	$1,218	$1,071,384
Mtg Pass Thru Ctf Ser 2006-AA2
Class B1 (G)(P)	6.161	05-25-36	AA	1,326	234,578

Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	1,425	1,364,552
Sub Bond Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	1,850	1,785,178

Global Tower Partners Acquisition
Partners LLC,
Mtg Pass Thru Ctf Ser 2007-1A
Class F (S)	7.050	05-15-37	Ba2	780	730,975

GMAC Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf Ser 2003-C2
Class B (P)	5.594	05-10-40	AAA	7,495	7,510,528

GMAC Mortgage Corporation
Loan Trust,
Mtg Pass Thru Ctf Ser 2006-AR1
Class 2A1 (P)	5.644	04-19-36	AAA	2,432	2,245,213

Greenpoint Mortgage
Funding Trust,
Mtg Pass Thru Ctf Ser 2005-AR1
Class A3 (P)	2.672	06-25-45	AAA	717	496,907
Mtg Pass Thru Ctf Ser 2005-AR4
Class 4A2 (P)	2.752	10-25-45	AAA	3,256	1,870,838
Mtg Pass Thru Ctf Ser 2006-AR1
Class A2A (P)	2.762	02-25-36	AAA	5,292	3,512,619

Greenwich Capital Commercial
Funding Corp.,
Mtg Pass Thru Ctf Ser 2007-GG9
Class C	5.554	03-10-39	AA	1,810	1,329,890
Mtg Pass Thru Ctf Ser 2007-GG9
Class F	5.633	03-10-39	A	995	670,845

GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.182	08-25-34	AA	1,857	1,331,307
Mtg Pass Thru Ctf Ser 2006-AR1
Class 3A1 (P)	5.377	01-25-36	AAA	5,414	5,042,818

HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8
Class 1X IO (P)	3.539	09-19-35	AAA	28,420	723,813
Mtg Pass Thru Ctf Ser 2005-16
Class 2A1B (P)	2.828	01-19-36	AAA	1,720	1,173,821
Mtg Pass Thru Ctf Ser 2006-SB1
Class A1A (P)	4.926	12-19-36	AAA	3,553	2,566,732
Mtg Pass Thru Ctf Ser 2007-3
Class ES IO, (G)(P)	0.351	05-19-47	AAA	71,864	516,524

See notes to financial statements

24	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2007-4
Class ES IO (G)(P)	0.351%	07-19-47	AAA	$72,106	$540,793
Mtg Pass Thru Ctf Ser 2007-6
Class ES IO (G)(P)(S)	0.344	11-19-15	AAA	50,132	360,324

Indymac Index Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13
Class B1	5.296	01-25-35	AA	1,207	1,103,336
Mtg Pass Thru Ctf Ser 2005-AR18
Class 1X IO (P)	3.191	10-25-36	AAA	68,150	1,574,256
Mtg Pass Thru Ctf Ser 2005-AR18
Class 2X IO (P)	2.883	10-25-36	AAA	81,663	1,322,941
Mtg Pass Thru Ctf Ser 2005-AR5
Class B1 (P)	5.623	05-25-35	AA	1,687	997,443
Mtg Pass Thru Ctf Ser 2006-AR19
Class 1B1 (P)	6.393	08-25-36	B	1,781	170,916

Indymac Index NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-AR6
Class N2 (S)	8.833	06-25-46	BBB–	245	239,645

JPMorgan Chase Commercial
Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP3
Class A4B	4.996	08-15-42	AAA	2,865	2,757,589
Mtg Pass Thru Ctf Ser 2005-LDP4
Class B	5.129	10-15-42	Aa2	1,646	1,374,581
Mtg Pass Thru Ctf Ser 2006-LDP7
Class A4 (P)	6.065	04-15-45	AAA	3,345	3,384,190

JPMorgan Commercial Mortgage
Finance Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351	09-15-29	AA+	1,190	1,214,867

JPMorgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	2,490	2,380,975
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	3,405	3,321,075
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.816	01-25-37	Aa1	4,536	3,459,197

LB-UBS Commercial Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-C4
Class A4 (P)	6.081	06-15-38	AAA	3,950	4,007,065

Lehman XS Trust,
Mtg Pass Thru Ctf Ser 2005-5N
Class 3A2 (P)	2.752	11-25-35	AAA	3,627	2,348,576
Mtg Pass Thru Ctf Ser 2005-7N
Class 1A1B (P)	2.693	12-25-35	AAA	2,531	1,730,523
Mtg Pass Thru Ctf Ser 2006-2N
Class 1A2 (P)	2.733	02-25-46	AAA	7,718	4,818,820

See notes to financial statements

Annual report | Bond Fund	25

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Master Adjustable Rate
Mortgages Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class 4A1 (P)	4.988%	02-25-36	AAA	$4,033	$3,751,465

Merrill Lynch/Countrywide
Commercial Mtg Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.104	$06-12-46	AAA	4,535	4,601,725

MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3
Class M1 (G)(P)	5.981	09-25-37	AA	1,565	1,285,226
Mtg Pass Thru Ctf Ser 2007-3
Class M2 (G)(P)	5.981	09-25-37	A	585	444,334
Mtg Pass Thru Ctf Ser 2007-3
Class M3 (G)(P)	5.981	09-25-37	BBB	375	250,722

Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7
Class A4 (P)	5.379	11-14-42	AAA	3,065	3,045,738
Mtg Pass Thru Ctf Ser 2005-IQ10
Class A4A	5.230	09-15-42	AAA	2,680	2,626,665
Mtg Pass Thru Ctf Ser 2006-IQ12
Class E	5.538	12-15-43	A+	2,430	1,806,396

Provident Funding Mortgage
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.830	05-25-35	AA	1,597	1,259,205

Renaissance Home Equity
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	1,460	1,447,468
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	2,365	2,183,173

Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12
Class NB5 (P)	5.951	12-25-35	AAA	2,486	2,134,391

Residential Asset
Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB
Class 2A1	6.500	07-25-36	AAA	4,041	3,649,642

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	850	808,313
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	795	748,209
Sub Bond Ser 2006-1A Class H (S)	7.389	11-15-36	Ba3	1,373	1,310,840
Sub Bond Ser 2006-1A Class J (S)	7.825	11-15-36	B1	850	773,268

Washington Mutual Alternative
Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	1,571	1,606,998

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR4
Class 1A1B (P)	4.734	05-25-46	AAA	3,118	2,088,916

See notes to financial statements

26	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Thrifts & Mortgage Finance (continued)

Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-AR6
Class B1 (P)	2.993%	04-25-45	AA+	$4,627	$2,486,167
Mtg Pass Thru Ctf Ser 2005-AR13
Class B1 (P)	2.993	10-25-45	AA+	4,169	2,144,382
Mtg Pass Thru Ctf Ser 2005-AR19
Class A1B3 (P)	2.743	12-25-45	AAA	1,212	926,597
Mtg Pass Thru Ctf Ser 2005-AR19
Class B1 (P)	3.093	$12-25-45	AA+	2,417	1,159,969
Mtg Pass Thru Ctf Ser 2007-0A4
Class XPPP IO (P)	1.058	04-25-47	Aaa	72,237	1,038,402
Mtg Pass Thru Ctf Ser 2007-0A5
Class 1XPP IO (P)	1.082	06-25-47	Aaa	168,948	1,953,461
Mtg Pass Thru Ctf Ser 2007-0A6
Class 1XPP IO (P)	1.062	07-25-47	Aaa	96,511	1,206,384
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	BB	2,134	495,962

Wells Fargo Mortgage Backed
Securities Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	2,068	2,015,320
Mtg Pass Thru Ctf Ser 2006-AR15
Class A3 (P)	5.654	10-25-36	Aaa	4,961	4,399,823

Tobacco 0.66%					6,033,507

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B+	690	710,700
Gtd Sr Note	8.500	05-15-12	B+	890	845,500

Philip Morris
International, Inc.,
Note	5.650	05-16-18	A	2,905	2,842,281

Reynolds American, Inc.,
Sr Sec Note	7.250	06-01-13	BBB	1,575	1,635,026

Wireless Telecommunication Services 0.94%					8,608,974

America Movil SA de CV,
Sr Note	5.750	01-15-15	BBB+	1,595	1,589,950

Citizens Communications Co.,
Sr Note	6.250	01-15-13	BB	1,540	1,447,600

Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)	5.612	06-15-35	Baa2	3,455	3,295,137

Digicel Group Ltd.,
Sr Note (S)	8.875	01-15-15	Caa2	2,115	1,940,512

Rural Cellular Corp.,
Sr Sub Note (P)	8.623	11-01-12	CCC	330	335,775

See notes to financial statements

Annual report | Bond Fund	27

F I N A N C I A L   S T A T E M E N T S

	Number of	Exercise	Expiration
Issuer	contracts	price	date	Value

Options purchased 0.18%				$1,691,039

(Cost $3,217,360)
Calls 0.18%				1,691,039

U.S. Treasury Curve	467,685,000	$0.820	Dec 2009	1,022,397

U.S. Treasury Curve	465,000,000	0.965	Jan 2010	668,642

		Credit
Issuer, description		rating (A)	Shares	Value

Preferred stocks 0.68%				$6,267,619

(Cost $6,474,547)

Agricultural Products 0.22%				2,056,900

Ocean Spray Cranberries, Inc.,
6.25%, Ser A (S)		BB+	23,250	2,056,900

Integrated Telecommunication Services 0.19%				1,713,150

Telephone & Data Systems,
Inc., 7.60%		BB+	81,000	1,713,150

Investment Banking & Brokerage 0.27%				2,497,569

Merrill Lynch & Co., Inc.,
8.625%, Ser MER		A–	100,425	2,497,569

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 0.19%					$1,732,584

(Cost $1,610,577)

Industrial Development 0.19%					1,732,584

St. John the Baptist Parish,
Rev Marathon Oil Corp. Ser 2007A	5.125%	06-01-37	BBB+	$1,845	1,732,584

	Credit	Par value
Issuer, description, maturity date	rating (A)	(000)	Value

Tranche loans 0.08%			$759,500

(Cost $767,250)

Hotels, Resorts & Cruise Lines 0.08%			759,500

East Valley Tourist Development
Authority,
Tranche A, 8-6-12 (G)	B3	$775	759,500

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. government and agency securities 37.93%					$347,943,458

(Cost $346,533,866)

Government U.S. 2.81%					25,748,923

United States Treasury,
Bond (L)	5.000%	05-15-37	AAA	$4,370	4,578,598
Note (L)	4.250	11-15-13	AAA	13,875	14,396,395
Note (L)	3.875	05-15-18	AAA	6,870	6,773,930

See notes to financial statements

28	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Government U.S. Agency 35.12%					$322,194,535

Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf	11.250%	01-01-16	AAA	$34	38,687
30 Yr Pass Thru Ctf (M)	6.000	05-01-38	AAA	12,090	12,296,380
30 Yr Pass Thru Ctf	5.000	07-01-35	AAA	8,536	8,263,904
30 Yr Pass Thru Ctf	5.000	09-01-35	AAA	1,046	1,013,070
CMO REMIC Ser 2489-PE	6.000	08-15-32	AAA	2,565	2,600,597
Note	4.500	01-15-15	AAA	12,810	12,913,082

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	57	57,787
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	399	416,087
15 Yr Pass Thru Ctf	7.000	06-01-17	AAA	97	101,129
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,252	1,268,476
15 Yr Pass Thru Ctf	5.500	12-01-20	AAA	8,184	8,299,344
15 Yr Pass Thru Ctf (M)	5.000	06-01-18	AAA	23,285	23,154,022
15 Yr Pass Thru Ctf	5.000	08-01-19	AAA	7,025	7,041,907
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	5,017	5,180,253
30 Yr Pass Thru Ctf	6.500	07-01-37	AAA	10,647	10,992,618
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1	1,251
30 Yr Pass Thru Ctf	6.000	04-01-36	AAA	2,671	2,712,870
30 Yr Pass Thru Ctf	6.000	05-01-36	AAA	2,028	2,059,498
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	9,185	9,326,417
30 Yr Pass Thru Ctf	6.000	11-01-36	AAA	384	390,021
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	12,607	12,801,852
30 Yr Pass Thru Ctf	6.000	08-01-37	AAA	16,810	17,073,179
30 Yr Pass Thru Ctf	6.000	01-01-38	AAA	32,814	33,321,523
30 Yr Pass Thru Ctf	5.500	05-01-35	AAA	25,289	25,217,381
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	8,173	8,128,457
30 Yr Pass Thru Ctf	5.500	02-01-37	AAA	16,424	16,321,829
30 Yr Pass Thru Ctf	5.500	04-01-37	AAA	7,494	7,447,185
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	4,907	4,876,741
30 Yr Pass Thru Ctf	5.500	06-01-37	AAA	19,142	19,022,302
30 Yr Pass Thru Ctf	5.500	09-01-37	AAA	18,211	18,097,105
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	9,722	9,661,480
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	4,637	4,497,051
30 Yr Pass Thru Ctf	5.000	03-01-38	AAA	30,644	29,625,049
CMO REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	4,520	4,419,987
CMO REMIC Ser 2006-67-PD	5.500	12-25-34	AAA	1,930	1,883,407
Note	Zero	02-01-15	AAA	2,020	1,527,536

Government National
Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01-15-16	AAA	11	12,353
30 Yr Pass Thru Ctf	10.000	06-15-20	AAA	26	29,339
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	11	12,316
30 Yr Pass Thru Ctf	9.500	03-15-20	AAA	34	38,412
30 Yr Pass Thru Ctf	9.500	06-15-20	AAA	6	6,630
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	23	25,314
30 Yr Pass Thru Ctf	9.500	05-15-21	AAA	19	20,707

See notes to financial statements

Annual report | Bond Fund	29

F I N A N C I A L   S T A T E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 8.29%			$76,083,384

(Cost $76,083,384)

Joint Repurchase Agreement 2.89%			26,537,000

Joint Repurchase Agreement with Barclays Bank Plc
dated 5-30-08 at 2.150% to be repurchased at
$26,541,755 on 6-2-08, collateralized by $22,930,492
U.S. Treasury Inflation Indexed Bond , 2.375% due
1-15-25 (valued at $27,067,740, including interest)	2.150%	$26,537	26,537,000

		Shares
Cash Equivalents 5.40%			49,546,384

John Hancock Cash Investment Trust (T)(W)	2.5216 (Y)	49,546,384	49,546,384

Total investments (Cost $1,004,869,455)† 105.84%			$971,052,148

Other assets and liabilities, net (5.84%)			($53,585,034)

Total net assets 100.00%			$917,467,114

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Gtd Guaranteed

IO Interest only (carries notional principal amount).

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L) All or a portion of this security is on loan as of May 31, 2008.

(M) These securities having an aggregate value of $40,219,965, or 4.38% of the Fund’s net assets, have been purchased as when-issued securities — that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Variable rate obligation. The coupon rate shown represents the rate at end of period.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $123,900,489 or 13.50% of the Fund’s net assets as of May 31, 2008.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of May 31, 2008.

† The cost of investments owned on May 31, 2008, including short-term investments, for federal income tax purposes, was $1,005,537,539. Gross unrealized appreciation and depreciation of investments aggregated $10,235,060 and $44,720,451, respectively, resulting in net unrealized depreciation of $34,485,391.

See notes to financial statements

30	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 5-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $955,323,071) including
$48,574,887 of securities loaned (Note 2)	$921,505,764
Investments in affiliated issuers, at value (Cost $49,546,384)	49,546,384
Total investments, at value (Cost $1,004,869,455)	971,052,148
Foreign currency at value (Cost $462,020)	470,533
Cash collateral at broker for future contracts (Note 2)	168,000
Receivable for investments sold	29,659,009
Receivable for shares sold	508,578
Interest receivable	10,316,234
Receivable for futures variation margin	17,500
Unrealized appreciation of swap contracts (Note 2)	11,508
Receivable from affiliates	125,607
Other assets	12,641

Total assets	1,012,341,758

Liabilities

Due from custodian	11,396
Payable for investments purchased	2,463,650
Payable for investments purchased on a when-issued basis	40,575,027
Payable for shares repurchased	823,960
Payable upon return of securities loaned (Note 2)	49,546,384
Unrealized depreciation of swap contracts (Note 2)	317,125
Payable for forward foreign currency exchange contracts (Note 2)	33,669
Payable to affiliates
Management fees	379,002
Distribution and service fees	264,548
Other	233,488
Other payables and accrued expenses	226,395

Total liabilities	94,874,644

Net assets

Capital paid-in	982,812,272
Accumulated net realized loss on investments, financial futures contracts,
foreign currency transactions and swap contracts	(31,604,751)
Net unrealized depreciation of investments, financial futures contracts,
translation of assets and liabilities in foreign currencies and swap contracts	(34,212,256)
Accumulated net investment income	471,849

Net assets	$917,467,114

See notes to financial statements

Annual report | Bond Fund	31

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($824,157,097 ÷ 57,604,729 shares)	$14.31
Class B ($41,680,411 ÷ 2,913,533 shares)[1]	$14.31
Class C ($29,017,955 ÷ 2,028,259 shares)[1]	$14.31
Class I ($21,554,034 ÷ 1,506,536 shares)	$14.31
Class R1 ($1,057,617 ÷ 73,573 shares)	$14.38

Maximum offering price per share

Class A ($14.31 ÷ 95.5%)[2]	$14.98

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

32	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 5-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$61,372,588
Dividends	422,595
Securities lending	254,260
Income from affiliated issuers	57,050

Total investment income	62,106,493

Expenses

Investment management fees (Note 3)	4,713,492
Distribution and service fees (Note 3)	3,339,369
Transfer agent fees (Note 3)	1,725,560
Accounting and legal services fees (Note 3)	104,139
Custodian fees	184,464
Printing fees	121,512
Blue sky fees	69,906
Professional fees	66,246
Trustees’ fees	36,600
Miscellaneous	70,903

Total expenses	10,432,191
Less expense reductions (Note 3)	(44,116)

Net expenses	10,388,075

Net investment income	51,718,418

Realized and unrealized gain (loss)

Net realized gain on
Investments	4,220,230
Financial futures contracts	1,080,779
Foreign currency transactions	(30,124)
Swap contracts	153,689
5,424,574
Change in net unrealized depreciation of
Investments	(33,163,901)
Financial futures contracts	(30,834)
Swap contracts	(325,024)
Translation of assets and liabilities in foreign currencies	(30,553)
(33,550,312)
Net realized and unrealized loss	(28,125,738)
Increase in net assets from operations	$23,592,680

See notes to financial statements

Annual report | Bond Fund	33

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	5-31-07	5-31-08

Increase (decrease) in net assets

From operations
Net investment income	$49,829,044	$51,718,418
Net realized gain (loss)	(9,141,590)	5,424,574
Change in net unrealized appreciation (depreciation)	26,438,206	(33,550,312)
Increase in net assets resulting from operations	67,125,660	23,592,680
Distributions to shareholders
From net investment income
Class A	(46,252,186)	(47,507,427)
Class B	(3,284,636)	(2,418,760)
Class C	(1,055,766)	(1,363,427)
Class I	(233,064)	(728,380)
Class R1	(37,809)	(58,466)
	(50,863,461)	(52,076,460)
From Fund share transactions (Note 4)	(74,275,644)	(12,435,902)

Total decrease	(58,013,445)	(40,919,682)

Net assets

Beginning of year	1,016,400,241	958,386,796

End of year[1]	$958,386,796	$917,467,114

1 Includes accumulated net investment income (loss) of ($225,470) and $471,849, respectively.

See notes to financial statements

34	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$15.69	$14.98	$15.30	$14.51	$14.75
Net investment income[1]	0.70	0.67	0.68	0.75	0.81
Net realized and unrealized gain
(loss) on investments	(0.65)	0.38	(0.74)	0.26	(0.43)
Total from investment operations	0.05	1.05	(0.06)	1.01	0.38
Less distributions
From net investment income	(0.76)	(0.73)	(0.72)	(0.77)	(0.82)
From capital paid-in	—	—	(0.01)	—	—
Total distributions	(0.76)	(0.73)	(0.73)	(0.77)	(0.82)
Net asset value, end of year	$14.98	$15.30	$14.51	$14.75	$14.31
Total return (%)[2]	0.31	7.11[3]	(0.45)[3]	7.08	2.57

Ratios and supplemental data

Net assets, end of year (in millions)	$1,047	$1,012	$899	$870	$824
Ratios (as a percentage of average net assets):
Expenses before reductions	1.09	1.06	1.08	1.05	1.05
Expenses net of all fee waivers, if any	1.09	1.05	1.07	1.05	1.05
Expenses net of all fee waivers and credits	1.09	1.05	1.07	1.05	1.05
Net investment income	4.55	4.41	4.56	5.11	5.54
Portfolio turnover (%)	241	139	135	106	90

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Bond Fund	35

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$15.69	$14.98	$15.30	$14.51	$14.75
Net investment income[1]	0.59	0.57	0.58	0.65	0.71
Net realized and unrealized gain
(loss) on investments	(0.65)	0.37	(0.74)	0.26	(0.43)
Total from investment operations	(0.06)	0.94	(0.16)	0.91	0.28
Less distributions
From net investment income	(0.65)	(0.62)	(0.62)	(0.67)	(0.72)
From capital paid-in	—	—	(0.01)	—	—
Total distributions	(0.65)	(0.62)	(0.63)	(0.67)	(0.72)
Net asset value, end of year	$14.98	$15.30	$14.51	$14.75	$14.31
Total return (%)[2]	(0.39)	6.37[3]	(1.14)[3]	6.33	1.86[3]

Ratios and supplemental data

Net assets, end of year (in millions)	$164	$128	$87	$59	$42
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.76	1.78	1.75	1.76
Expenses net of all fee waivers, if any	1.79	1.75	1.77	1.75	1.76
Expenses net of all fee waivers and credits	1.79	1.75	1.77	1.75	1.75
Net investment income	3.84	3.70	3.84	4.40	4.82
Portfolio turnover (%)	241	139	135	106	90

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

36	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$15.69	$14.98	$15.30	$14.51	$14.75
Net investment income[1]	0.59	0.57	0.58	0.65	0.71
Net realized and unrealized gain
(loss) on investments	(0.64)	0.37	(0.74)	0.26	(0.43)
Total from investment operations	(0.05)	0.94	(0.16)	0.91	0.28
Less distributions
From net investment income	(0.66)	(0.62)	(0.62)	(0.67)	(0.72)
From capital paid-in	—	—	(0.01)	—	—
Total distributions	(0.66)	(0.62)	(0.63)	(0.67)	(0.72)
Net asset value, end of year	$14.98	$15.30	$14.51	$14.75	$14.31
Total return (%)[2]	(0.39)	6.37[3]	(1.14)[3]	6.33	1.86

Ratios and supplemental data

Net assets, end of year (in millions)	$32	$28	$24	$23	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	1.79	1.76	1.78	1.75	1.75
Expenses net of all fee waivers, if any	1.79	1.75	1.77	1.75	1.75
Expenses net of all fee waivers and credits	1.79	1.75	1.77	1.75	1.75
Net investment income	3.84	3.71	3.86	4.41	4.86
Portfolio turnover (%)	241	139	135	106	90

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

See notes to financial statements

Annual report | Bond Fund	37

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS I SHARES

Period ended	5-31-04	5-31-05	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$15.69	$14.98	$15.30	$14.51	$14.74
Net investment income[1]	0.76	0.73	0.75	0.81	0.88
Net realized and unrealized gain
(loss) on investments	(0.64)	0.38	(0.74)	0.25	(0.43)
Total from investment operations	0.12	1.11	0.01	1.06	0.45
Less distributions
From net investment income	(0.83)	(0.79)	(0.79)	(0.83)	(0.88)
From capital paid-in	—	—	(0.01)	—	—
Total distributions	(0.83)	(0.79)	(0.80)	(0.83)	(0.88)
Net asset value, end of year	$14.98	$15.30	$14.51	$14.74	$14.31
Total return (%)[2]	0.78	7.55	(0.01)	7.53	3.01

Ratios and supplemental data

Net assets, end of year (in millions)	$5	$5	$5	$5	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	0.63	0.65	0.64	0.62	0.62
Expenses net of all fee waivers, if any	0.63	0.65	0.64	0.62	0.62
Expenses net of all fee waivers and credits	0.63	0.65	0.64	0.62	0.62
Net investment income	4.98	4.82	4.99	5.54	6.08
Portfolio turnover (%)	241	139	135	106	90

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

See notes to financial statements

38	Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	5-31-04[1]	5-31-05	5-31-06	5-31-07	5-31-08

Per share operating performance

Net asset value, beginning of year	$14.93	$14.98	$15.30	$14.51	$14.74
Net investment income[2]	0.54	0.67	0.59	0.65	0.77
Net realized and unrealized gain
(loss) on investments	0.10	0.36	(0.75)	0.26	(0.42)
Total from investment operations	0.64	1.03	(0.16)	0.91	0.35
Less distributions
From net investment income	(0.59)	(0.71)	(0.62)	(0.68)	(0.71)
From capital paid-in	—	—	(0.01)	—	—
Total distributions	(0.59)	(0.71)	(0.63)	(0.68)	(0.71)
Net asset value, end of year	$14.98	$15.30	$14.51	$14.74	$14.38
Total return (%)[3]	4.30[4]	7.02	(1.09)	6.38	2.30

Ratios and supplemental data

Net assets, end of year (in millions)	—[5]	—[5]	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[6]	1.12	1.76	1.72	1.34
Expenses net of all fee waivers, if any	1.38[6]	1.12	1.76	1.72	1.34
Expenses net of all fee waivers and credits	1.38[6]	1.12	1.76	1.72	1.34
Net investment income	4.40[6]	4.44	3.95	4.45	5.30
Portfolio turnover (%)	241	139	135	106	90

1 Class R1 shares began operations on 8-5-03.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Not annualized.

5 Less than $500,000.

6 Annualized.

See notes to financial statements

Annual report | Bond Fund	39

Notes to financial statements

Note 1
Organization

John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R1 shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B, Class C, Class I and Class R1 shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on

40	Bond Fund | Annual report

the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index or of certain Exchange Traded Funds that track foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index or of Exchange Traded Funds, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Investment risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with the Adviser, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained as such a level that the value is generally 102% of the repurchase amount.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net

Annual report | Bond Fund	41

realized and unrealized gain/appreciation and loss/depreciation on investments.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

When-issued/delayed delivery securities

The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B, Class C, Class I and Class R1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended May 31, 2008.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral

42	Bond Fund | Annual report

against the loaned securities and maintains the cash collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in the JHCIT. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund may receive compensation for lending their securities either in the form of fees, guarantees, and/or by retaining a portion of interest on the investment of any cash received as collateral.

The Fund has entered into an agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. (collectively, Morgan Stanley) which permits the Fund to lend securities to Morgan Stanley on a principal basis. Morgan Stanley is the primary borrower of securities of the Fund. The risk of having one primary borrower of Fund securities (as opposed to several borrowers) is that should Morgan Stanley fail financially, all securities lent will be affected by the failure and by any delays in recovery of the securities (or in the rare event, loss of rights in the collateral).

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The Fund had the following financial futures contracts open on May 31, 2008:

	NUMBER OF			UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	EXPIRATION	DEPRECIATION

U.S. 10-year Treasury Note	70	Long	Sep 2008	$64,764

Options

The Fund may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio).

When the Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the

Annual report | Bond Fund	43

premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.

When the Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Fund may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

The Fund had no outstanding written options on May 31, 2008.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

44	Bond Fund | Annual report

The Fund had the following credit default swap contracts open on May 31, 2008:

			(PAY)/			UNREALIZED
	NOTIONAL	BUY/SELL	RECEIVED	TERMINATION		APPRECIATION
ISSUER	AMOUNT	PROTECTION	FIXED RATE	DATE	COUNTER PARTY	(DEPRECIATION)

					Morgan
Ford Motor Co.	$5,000,000	SELL	2.15%	Jun 2008	Stanley	$11,508
General Motors					Lehman
Corp.	3,000,000	SELL	5.35	Mar 2009	Brothers	(25,364)
Goodyear Tire &					Bank of
Rubber Co.	5,000,000	SELL	1.51	Jun 2012	America	(291,761)
Total						($305,617)

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

At May 31, 2008, the Fund entered into forward foreign currency contracts, which contractually obligate the Fund to deliver currency at future dates.

Open forward foreign currency contracts as of May 31, 2008, were as follows:

	PRINCIPAL AMOUNT	SETTLEMENT	UNREALIZED
CURRENCY	COVERED BY CONTRACT	DATE	DEPRECIATION

Sells
Canadian Dollar	($1,320,000)	June 2008	$33,669

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $31,001,431 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: May 31, 2009 — $11,364,216, May 31, 2010 — $35,777, May 31, 2014 —$505,866 and May 31, 2015 — $19,095,572.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

Annual report | Bond Fund	45

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of May 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended May 31, 2007, the tax character of distributions paid was as follows: ordinary income $50,863,461. During the year ended May 31, 2008, the tax character of distributions paid was as follows: ordinary income $52,076,460. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of May 31, 2008, the components of distributable earnings on a tax basis included $162,343 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book/tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions and amortization and accretion of debt securities.

46	Bond Fund | Annual report

Note 3
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net asset value in excess of $2,500,000,000. The effective rate for the year ended May 31, 2008 is 0.50% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, and Class R1, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.50% of average daily net asset value of Class A, Class B, Class C and Class R1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R1 shares, the Fund pays up to 0.25% of Class R1 average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended May 31, 2008, JH Funds received net up-front sales charges of $470,392 with regard to sales of Class A shares. Of this amount, $44,603 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $304,766 was paid as sales commissions to unrelated broker-dealers and $121,023 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended May 31, 2008, CDSCs received by JH Funds amounted to $60,040 for Class B shares and $4,515 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B, Class C, Class I and Class R1 shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.015%, 0.015%, 0.015%, 0.04% and 0.05%, respectively, of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. The Fund pays a monthly fee which is based on an annual rate of $16.00 for each Class A shareholder account, $18.50 for each Class B shareholder account, $17.50 for each Class C shareholder account, $15.00 for each Class I shareholder account and $16.00 for each Class R1 shareholder account.

In June 2007, the Fund began receiving earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s

Annual report | Bond Fund	47

transfer agent fees and out-of-pocket expenses. During the period ended May 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $44,116 for transfer agent credits earned.

Class level expenses for the year ended May 31, 2008 were as follows:

	Transfer	Distribution and
Share class	agent fees	service fees

Class A	$1,574,264	$2,555,782
Class B	92,309	498,096
Class C	50,749	278,484
Class I	5,991	—
Class R1	2,247	7,007
Total	$ 1,725,560	$ 3,339,369

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $104,139 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

48	Bond Fund | Annual report

Note 4
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended May 31, 2007, and May 31, 2008, along with the corresponding dollar value.

		Year ended 5-31-07	Year ended 5-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	4,062,350	$60,122,035	4,970,203	$72,866,428
Distributions reinvested	2,596,553	38,365,597	2,709,382	39,624,359
Repurchased	(9,608,359)	(141,836,187)	(9,096,620)	(133,109,540)

Net decrease	(2,949,456)	($43,348,555)	(1,417,035)	($20,618,753)

Class B shares

Sold	348,007	$5,146,301	365,170	$5,361,215
Distributions reinvested	163,637	2,416,065	123,685	1,809,288
Repurchased	(2,504,869)	(36,990,515)	(1,571,829)	(22,985,817)

Net decrease	(1,993,225)	($29,428,149)	(1,082,974)	($15,815,314)

Class C shares

Sold	314,809	$4,661,024	841,590	$12,345,475
Distributions reinvested	53,710	793,546	65,616	959,429
Repurchased	(446,075)	(6,592,607)	(451,594)	(6,586,590)

Net increase (decrease)	(77,556)	($1,138,037)	455,612	$6,718,314

Class I shares

Sold	197,043	$2,927,372	1,367,835	$20,037,936
Distributions reinvested	12,301	181,351	44,387	647,866
Repurchased	(251,800)	(3,686,849)	(239,853)	(3,508,887)

Net increase (decrease)	(42,456)	($578,126)	1,172,369	$17,176,915

Class R1 shares

Sold	48,475	$717,168	64,980	$951,559
Distributions reinvested	2,196	32,465	4,004	58,517
Repurchased	(35,956)	(532,410)	(62,400)	(907,140)

Net increase	14,715	$217,223	6,584	$102,936

Net decrease	(5,047,978)	($74,275,644)	(865,444)	($12,435,902)

Note 5
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended May 31, 2008, aggregated $597,009,997 and $574,714,087, respectively.

Purchases and proceeds from sales or maturities of obligations of the U.S. government aggregated $231,614,790 and $253,613,461, respectively, year ended May 31, 2008.

Annual report | Bond Fund	49

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the John Hancock Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the John Hancock Bond Fund (the Fund) at May 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2008

50	Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2008.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2008.

Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Bond Fund	51

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment Subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 7 and June 4–5, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) each selected by Morningstar, Inc. (Morningstar), an independent provider of investment company data, for a range of periods ended December 31, 2006; (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group; (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser; (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund; (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale; (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department; (vii) the background and experience of senior management and investment professionals; and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. They principally considered performance and other information from Morningstar as of December 31, 2006. The Board also considered updated performance information provided to it by the Adviser or Subadviser at the May and June 2007 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and Subadviser. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and

52	Bond Fund | Annual report

Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2006. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. Morningstar determined the Category and Peer Group for the Fund. The Board reviewed with a representative of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance during the periods under review was generally competitive with the performance of the Peer Group and Category medians and its benchmark index, the Lehman Brothers Government/Credit Bond Index. The Board favorably viewed that the Fund’s performance during the 1-, 3- and 5-year periods was higher than the performance of the Peer Group and Category medians, and its benchmark index. The Board also noted that the Fund’s performance was higher than the performance of the Peer Group and Category medians for the 10-year period. The Board noted that, during this time period, the Fund’s performance was lower than the benchmark index, as was the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was equal to the median of the Category and was not appreciably higher than the Peer Group median.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement Rate into account (Net Expense Ratio). The Board received and considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. The Board noted that the Fund’s Gross and Net Expense Ratios were higher than the median of its Peer Group and Category.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment Subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment Subadvisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose

Annual report | Bond Fund	53

profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

54	Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James F. Carlin, Born: 1940	2005	54

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	2005	54

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007),
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle
Foods Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance)
(since 2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New
Century Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com
(until 2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000),
Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001);
Advisory Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas
Commerce Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes
Lemmerz International, Inc. (diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	54

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

John A. Moore,[2] Born: 1939	1996	54

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research)
(until 2007).

Annual report | Bond Fund	55

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson,[2] Born: 1943	1996	54

Senior Associate, Institute for Higher Education Policy (since 2007); Executive Director, Council for
International Exchange of Scholars and Vice President, Institute of International Education (until 2007);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University, Ithaca, NY (until 1998); Former
President, Wells College, Aurora, NY, and St. Lawrence University, Canton, NY; Director, Niagara
Mohawk Power Corporation (until 2003); Director, Ford Foundation, International Fellowships Program
(since 2002); Director, Lois Roth Endowment (since 2002); Director, Council for International Educational
Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	54

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and
President, Greenscapes of Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty
Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustees3

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2005	257

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since March 2007); Director and Executive Vice President,
John Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC
(the Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC
(The Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

56	Bond Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member,
Investment Company Institute Sales Force Marketing Committee (since 2003); President and Chief
Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President, John Hancock Funds, LLC
(until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and
Chief Legal Officer, John Hancock Funds and John Hancock Funds II (since 2006); Chief Legal Officer and Assistant Secretary, John Hancock Trust (since 2006); Vice President and Associate General Counsel,
Massachusetts Mutual Life Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel, MassMutual Institutional Funds
(2000–2004); Secretary and Chief Legal Counsel, MassMutual Select Funds and MassMutual Premier
Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Vice President and Chief Compliance Officer, John
Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005);
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics &
Compliance Officer, Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since June 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (regis-
tered investment companies) (2005–June 2007); Vice President, Goldman Sachs (2005–June 2007);
Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005);
Director, Tax and Financial Reporting, Deutsche Asset Management (2002–2003); Vice President and
Treasurer, Deutsche Global Fund Services (Deutsche Registered Investment Companies) (1999–2002).

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

Annual report | Bond Fund	57

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

John G. Vrysen, Born: 1955	2005

Executive Vice President and Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Director, Executive
Vice President and Chief Operating Officer, John Hancock Investment Management Services, LLC
(since December 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since June 2007); Director, Executive Vice President and
Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007);
Director, Executive Vice President and Chief Financial Officer, John Hancock Investment Management
Services, LLC (2005–2007); Executive Vice President and Chief Financial Officer, MFC Global (U.S.)
(2005 until August 2007); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(2005 until June 2007); Vice President and General Manager, John Hancock Fixed Annuities, U.S. Wealth
Management (2004–2005); Vice President, Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

58	Bond Fund | Annual report

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York Mellon	K&L Gates LLP
601 Congress Street	One Wall Street	One Lincoln Street
Boston, MA 02210-2805	New York, NY 10286	Boston, MA 02111-2950

Subadviser	Transfer agent	Independent registered public
MFC Global Investment	John Hancock Signature	accounting firm
Management (U.S.), LLC	Services, Inc.	PricewaterhouseCoopers LLP
101 Huntington Avenue	P.O. Box 9510	125 High Street
Boston, MA 02199	Portsmouth, NH 03802-9510	Boston, MA 02110

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock Signature	John Hancock Signature
	Services, Inc.	Services, Inc.
	P.O. Box 9510	Mutual Fund Image Operations
	Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Phone	Customer service representatives	1-800-225-5291
	EASI-Line	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the SEC’s Web site, www.sec.gov.

Annual report | Bond Fund	59

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.	2100A	5/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.		7/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, May 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $33,050 for the fiscal year ended May 31, 2008 and $33,050 for the fiscal year ended May 31, 2007. These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $4,450 for the fiscal year ended May 31, 2008 and $4,450 for the fiscal year ended May 31, 2007. The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended May 31, 2008 and fiscal year ended May 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended May 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $1,350,998 for the fiscal year ended May 31, 2008, and $3,264,859 for the fiscal year ended May 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: July 21, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: July 21, 2008